Stock Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Compensation [Abstract]
Stock Compensation
 Note 5:  Stock-based Compensation

The Company uses the fair value method of accounting for share-based compensation arrangements. The fair value of stock options is estimated at the date of grant using the Black-Scholes option valuation model.  Stock-based compensation expense is reduced for estimated forfeitures and is amortized over the vesting period using the straight-line method of attribution.

The following table summarizes the allocation of non-cash stock-based compensation to our expense categories for the three month periods ended March 31, 2012 and 2011 (in thousands):

	Three Months Ended March 31, (unaudited)
	2012	2011
Cost of goods sold	$64	$25
Research and development	141	19
Selling, general and administrative	544	812
Total stock-based compensation expense	$749	$856

At March 31, 2012, total unrecognized compensation costs related to stock options was approximately $4.0 million, net of estimated forfeitures and is expected to be recognized over a weighted average period of approximately 2.3 years.

The key assumptions used in the Black-Scholes option pricing model to determine the fair value of stock options granted and the weighted average grant date fair value per share are as follows:

	Three Months Ended March 31, (unaudited)
	2012	2011
Dividend yield	0%	0%
Risk free interest rates	0.51 to 0.87%	1.04 to 2.37%
Expected volatility	71.8 to 81.2%	67.1 to 85.7%
Expected term (in years)	3.5 to 5.5	3.5 to 5.5
Weighted average grant date fair value per share	$2.25	$3.92

The Company has not declared or paid any dividends and does not expect to do so in the near future.  The risk-free interest rate used in the Black-Scholes option pricing model is based on the implied yield currently available on U.S. Treasury securities with an equivalent term.   Expected volatility is based on the weighted average historical volatility of the Company's common stock for the most recent five year period.  The expected term of options represents the period that our stock-based awards are expected to be outstanding and was determined based on historical experience and vesting schedules of similar awards.

A summary of the Company's stock option activity for the three months ended March 31, 2012 is presented in the following tables:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	4,242,251	$3.93
Options granted	410,500	3.88
Options exercised	(24,000)	1.20
Options forfeited	—	—
Options cancelled	—	—
Outstanding at March 31, 2012	4,628,751	$3.94	5.93	$3,676,255
Vested or expected to vest at March 31, 2012 (1)	4,555,187	$3.91	5.94	$3,673,636
Exercisable at March 31, 2012	3,157,477	$3.03	6.14	$3,623,865
(1) The expected to vest options are the result of applying the pre-vesting forfeiture rate assumptions to total unvested options.

The aggregate intrinsic value in the table above represents the difference between the exercise price of the underlying options and the quoted price of the Company's common stock.   During the three months ended March 31, 2012, the aggregate intrinsic value of options exercised was $62 thousand. The Company issues new shares of common stock upon exercise of stock options.

Note 10 - STOCK COMPENSATION

Employee stock purchase plan

In 2005, the stockholders approved the 2005 Employee Stock Purchase Plan ("ESPP"). The ESPP provides the Company's employees with the opportunity to purchase common stock through payroll deductions. Employees may purchase stock semi-annually at a price that is 85% of the fair market value at certain plan-defined dates. At December 31, 2011, the number of shares of common stock available for issuance was 300,000. As of December 31, 2011, the plan had not been implemented.

Incentive compensation plans

In 2003, the Company established the 2003 Stock Option Plan (the "2003 Plan"). The 2003 Plan provided for the granting of options to purchase an aggregate of 920,000 shares of the common stock to employees and consultants. On July 2, 2003, the shareholders approved the plan and the 2003 Plan was subsequently amended by the Board of Directors on July 2, 2003 to reduce the number of additional shares that may be provided for issuance under the "evergreen" provisions of the 2003 Plan. The amended 2003 Plan provides for an increase of 200,000 shares in January 2004 and an annual increase on January 1 of each year for a period of nine (9) years commencing on January 1, 2005 of 3% of the diluted shares outstanding. The shareholders approved an amendment to the 2003 Plan to provide grants of shares of common stock in addition to options to purchase shares of common stock. In 2011, there were 1,204,608 options issued from the 2003 Plan.

The 2008 Incentive Stock Plan ("the 2008 Plan") adopted and approved by the Board of Directors on November 5, 2008 provides for shares of common stock and options to purchase shares of common stock to employees, officers, directors and consultants. The 2008 Plan has an aggregate of 2,000,000 shares. In 2011, there were 200,000 options issued from the 2008 Plan.

The 2011 Incentive Stock Plan (the "2011 Plan") was approved by the Company's shareholders on November 3, 2011. The 2011 Plan provides for grants of common stock and options to purchase common stock to employees, officers, directors and consultants. The Board of Directors reserved 1.4 million shares of common stock for issuance under the 2011 Plan. In addition, the 2011 Plan includes an evergreen provision that provides for an annual increase in common stock available for issuance however, on October 31, 2011 the Board committed to submit an amendment to the 2011 Plan to shareholders to eliminate the evergreen provision and to prohibit the repricing or exchange of stock options without stockholder approval. The Board also committed to maintain an average run rate over 2012 that does not exceed 4.5%. Run rate is defined as the sum of the number of stock options granted during the year, divided by the Company's fully diluted shares outstanding. In 2011, there were 473,499 options issued from the 2011 Plan.

			Weighted
			Average
			Remaining
Vesting terms of the options range from immediate vesting to a		Weighted	Contractual	Aggregate
ratable vesting period of 5 years. Option activity for the year	Number of	Average	Life (In	Intrinsic
ended December 31, 2011 is summarized as follows:	Shares	Exercise Price	Years)	Value
Balances at December 31, 2008	1,615,673	$1.63
Options granted	1,278,840	1.03
Options exercised	(5,342)	0.98
Options forfeited	(71,597)	2.60
Options cancelled	—	—
Balances at December 31, 2009	2,817,574	$1.33
Options granted	949,585	2.85
Options exercised	(529,728)	1.52
Options forfeited	(67,904)	3.17
Options cancelled	(17,413)	1.90
Balances at December 31, 2010	3,152,114	$1.71
Options granted	1,878,107	6.62
Options exercised	(728,088)	6.60
Options forfeited	(28,043)	4.91
Options cancelled	(31,839)	1.13
Balances at December 31, 2011	4,242,251	$3.93	5.76	$4,676,445
Vested or expected to vest at December 31, 2011(1)	4,164,959	$3.88	5.76	$4,672,401
Exercisable at December 31, 2011	2,696,412	$2.30	6.21	$4,595,573

(1) The expected to vest options are the result of applying the pre-vesting forfeiture rate assumptions to total unvested options.

At December 31, 2011, there were 1,097,979 shares available for grant under the 2011, 2008 and 2003 Plans.

The aggregate intrinsic value in the table above represents the difference between the exercise price of the underlying options and the quoted price of the Company's common stock on December 31, 2011 for the options that were in-the-money. As of December 31, 2011 there were 2,088,366 options that were in-the-money. The Company's closing stock price was $3.70 as of December 31, 2011. The Company issues new shares of common stock upon exercise of stock options. The intrinsic value of the 2011 options exercised was $3.6 million.

Stock based compensation

The Company uses the fair value method of accounting for share-based compensation arrangements. The fair value of stock options is estimated at the date of grant using the Black-Scholes option valuation model. Stock-based compensation expense is reduced for estimated forfeitures and is amortized over the vesting period using the straight-line method.

The following table summarizes the allocation of stock-based compensation to expense categories for the years ended December 31, 2011, 2010, and 2009 (in thousands):

	For the years ended December 31,
	2011	2010	2009
Cost of revenue	$208	$176	$134
Research and development	412	172	201
Selling, general, and administrative	2,287	1,473	775
Total stock compensation expense	$2,907	$1,821	$1,110

At December 31, 2011, total unrecognized compensation costs related to stock options was approximately $3.8 million, net of estimated forfeitures. Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures and is expected to be recognized over a weighted average period of approximately 2.4 years.

Options granted to non-employees are measured at the grant date using a fair value options pricing model and remeasured to the current fair market value at each reporting period as the underlying options vest and services are rendered. There were 12,500 options granted to consultants in the year ended December 31, 2011 which were fully vested upon grant. The following assumptions were used in the Black-Scholes option pricing model to determine the fair value of stock options granted to non-employees: dividend yield – 0%; risk free interest rate – 2.32%; expected volatility – 85.7%; and expected term – 5 years.

In determining the fair value of stock options granted during the years ended December 31, 2011, 2010, and 2009, the following key assumptions were used in the Black-Scholes option pricing model:

	For the years ended December 31,
	2011	2010		2009

Dividend yield	0%	0%		0%
Risk free interest rates	1.04 - 2.37%	1.14 - 2.57%		1.44 – 2.51%
Expected volatility	67 - 86%	81	% - 87%	68	% - 86%
Expected term ( in
years)	3.5 - 5.5	3.5 - 5.5		5

The weighted average fair value per share for options granted in 2011, 2010, and 2009 was $3.58, $1.91, and $0.64, respectively. We have not declared or paid any dividends and do not currently expect to do so in the near future. The risk-free interest rate used in the Black-Scholes option pricing model is based on the implied yield currently available on U.S. Treasury securities with an equivalent term. Expected volatility is based on the weighted average historical volatility of the Company's common stock for the most recent five year period. The expected term of options represents the period that eMagin's stock-based awards are expected to be outstanding and was determined based on historical experience and vesting schedules of similar awards.

Warrants

At December 31, 2011, there are 1,000,000 warrants to purchase shares of common stock outstanding and exercisable at an exercise price of $1.03 and expiration date of June 22, 2014.

	Outstanding Warrants
		Weighted
		Average
	Shares	Exercise Price
Balances at December 31, 2008	12,279,240	$1.88
Warrants granted	—	—
Warrants exercised	(2,900,000)	1.03
Warrants expired	(111,418)	1.28
Balances at December 31, 2009	9,267,822	$2.16
Warrants granted	—	—
Warrants exercised	(5,248,811)	1.24
Warrants expired	(1,361,382)	8.17
Balances at December 31, 2010	2,657,629	$0.89
Warrants granted	—	—
Warrants exercised	(1,654,012)	0.79
Warrants expired	(3,617)	7.54
Balances at December 31, 2011	1,000,000	$1.03